Income Taxes (Schedule of Effective Tax Rate Differed from Federal Statutory Income Tax Rate) (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State tax, net of federal tax effect	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Valuation allowance	(27.00%)	(27.00%)	(27.00%)	(27.00%)	(27.00%)	(27.00%)	(27.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%